FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

NOTE 5: - FAIR VALUE MEASUREMENT

In accordance with ASC No. 820, the Company measures its money market funds, short-term deposits and marketable securities contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs.

The following tables set forth the fair value of the Company’s financial assets measured at fair value as of:

	December 31,
	2024			2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents
Money market funds	$17,818	—	$17,818	$10,944	—	$10,944
Marketable securities	16,811	53,900	70,711	10,585	41,030	51,615
Total	$34,629	$53,900	$88,529	$21,529	$41,030	$62,559